Deferred Charges, Net	9 Months Ended
Sep. 30, 2018
Deferred Charges Net
Deferred Charges, Net

6.	Deferred Charges, net:

The movement in Deferred charges, net, in the accompanying consolidated balance sheets are as follows:

Special Survey Costs
Balance, January 1, 2018	$285
Additions	587
Amortization of special survey costs	(88)
Balance, September 30, 2018	$784

Additions of $587 for the nine-month period ended September 30, 2018, relate to certain works for Pyxis Malou performed during the first quarter of 2018 that resulted in $268 incurred costs and to the first special survey of the Pyxis Theta performed during the third quarter of 2018 that resulted in $319 dry-docking costs. Although the Pyxis Malou is scheduled to undertake its next special survey in the first quarter of 2019, the Company elected to perform certain works one year earlier to improve the vessel’s operating performance.

The amortization of the special survey costs is separately reflected in the accompanying unaudited interim consolidated statements of comprehensive loss.